Schedule of pension plan assets (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
DisclosureEmployeeBenefitsLineItems [Line Items]
Closing Balance	$ 8,861
Employee benefits [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Effects in the statement of income	4	$ (8)
Enrollments	4	26
Revision of provisions		(34)
Effects in cash and cash equivalents	(155)	(123)
Terminations in the period	(155)	(123)
Cumulative translation adjustment	26	25
Closing Balance	224	794
Current	123	685
Non-current	$ 101	$ 109